Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policy for Granting Certain Option Awards
Although the Company has not historically issued option awards to employees as part of its equity compensation program, the Company maintains an Employee Equity Award Grant Policy (the “Equity Policy”) that sets forth guidelines for the timing of any option grants that could be made by the CHCM Committee in the future in order to effectively incentivize future employees. The Equity Policy provides that the Company will not grant stock options in anticipation of the release of material non-public
information that is likely to result in changes to the price of Eastern’s common stock, including (i) during “blackout” periods or outside of a prescribed trading window established in connection with the public release of the Company’s earnings information under the Company’s Insider Trading Policy, or (ii) at any time during the four business day-period
prior to, or one business day following, the filing of the Company’s periodic reports or the filing or furnishing of a Form
8-K
that discloses material
non-public
information.

Award Timing Method	Although the Company has not historically issued option awards to employees as part of its equity compensation program, the Company maintains an Employee Equity Award Grant Policy (the “Equity Policy”) that sets forth guidelines for the timing of any option grants that could be made by the CHCM Committee in the future in order to effectively incentivize future employees.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Equity Policy provides that the Company will not grant stock options in anticipation of the release of material non-public
information that is likely to result in changes to the price of Eastern’s common stock, including (i) during “blackout” periods or outside of a prescribed trading window established in connection with the public release of the Company’s earnings information under the Company’s Insider Trading Policy, or (ii) at any time during the four business day-period
prior to, or one business day following, the filing of the Company’s periodic reports or the filing or furnishing of a Form
8-K
that discloses material
non-public
information.
MNPI Disclosure Timed for Compensation Value	false